Significant Accounting Policies (Details) - Schedule of non-derivative financial liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies (Details) - Schedule of non-derivative financial liabilities [Line Items]
Trade and other payables	$ 1,540,411	$ 1,765,322
Borrowings from financial institutions	1,488,863	2,169,113
Borrowings from third party		14,303,359
Borrowings from related part	19,085,812	2,937,301
Amount due to related parties	1,670,469
Other current liabilities	1,249,106	1,895,113
Income tax payables	284,627
Lease liabilities	4,318,413	6,488,752
Finance lease liabilities	1,775,843	2,473,050
Provision for employee benefits	37,997,474	42,920,460
Non-derivative financial liabilities	69,411,018	74,952,470
Within 1 year [Member]
Significant Accounting Policies (Details) - Schedule of non-derivative financial liabilities [Line Items]
Trade and other payables	1,540,411	1,765,322
Borrowings from financial institutions	494,994	1,969,666
Borrowings from third party		14,303,359
Borrowings from related part		1,499,998
Amount due to related parties	1,670,469
Other current liabilities	1,249,106	1,895,113
Income tax payables	284,627
Lease liabilities	2,211,984	3,354,144
Finance lease liabilities	701,796	617,178
Provision for employee benefits	479,261	463,787
Non-derivative financial liabilities	8,632,648	25,868,567
1 to 5 years [Member]
Significant Accounting Policies (Details) - Schedule of non-derivative financial liabilities [Line Items]
Trade and other payables
Borrowings from financial institutions	993,869	199,447
Borrowings from third party
Borrowings from related part	19,085,812	1,437,303
Amount due to related parties
Other current liabilities
Income tax payables
Lease liabilities	2,106,429	3,058,601
Finance lease liabilities	1,074,047	1,885,872
Provision for employee benefits	1,478,194	1,239,353
Non-derivative financial liabilities	24,738,351	7,790,576
>5 years [Member]
Significant Accounting Policies (Details) - Schedule of non-derivative financial liabilities [Line Items]
Trade and other payables
Borrowings from financial institutions
Borrowings from third party
Borrowings from related part
Amount due to related parties
Other current liabilities
Income tax payables
Lease liabilities		76,007
Finance lease liabilities
Provision for employee benefits	36,040,019	41,217,320
Non-derivative financial liabilities	$ 36,040,019	$ 41,293,327